GOING CONCERN AND LIQUIDITY CONSIDERATIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 1,699,570	$ 606,460	$ 8,956,197	$ 606,460
Retained Earnings (Accumulated Deficit)	11,024,829		$ 9,325,259
[custom:WorkingCapital-0]	$ 883,002